Stock-Based Compensation - Incentive Awards (Details) - Long-term performance plans shares in Millions	12 Months Ended
Dec. 31, 2018 shares
Stock-Based Compensation
Shares authorized under existing stock based compensation plans (in shares)	273.0
Additional shares considered authorized under previous stock based compensation plans (in shares)	66.2
Unused shares available to be granted (in shares)	100.0